PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	March 31, 2024	December 31, 2023
Security deposits	$46,300	$71,300
Prepaid VAT	17,785	7,821
Prepaid professional fees	206,797	43,712
Prepaid insurance	574,236	—
Prepaid other	193,875	78,460
Prepaid expenses and other current assets	$1,038,993	$201,293

Prepaid expenses and other current assets consisted of the following at December 31, 2023 and 2022:

	December 31,
	2023	2022
Security deposits	$71,300	$-
Prepaid VAT	7,821	-
Prepaid legal fees	43,713	-
Prepaid other	78,460	250
Prepaid expenses and other current assets	$201,293	$250